Goodwill and Intangible Assets - Schedule of Changes in Intangible Assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 961,000
Intangible assets and goodwill at end of period	1,016,556
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	753,502
Intangible assets and goodwill at end of period	753,502
Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196
Intangible assets and goodwill at end of period	82,196
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	125,302
Intangible assets and goodwill at end of period	180,858
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,092,973
Acquisitions	100,204
Disposals/ Written-off	(22)
Transfers	0
Intangible assets and goodwill at end of period	1,193,155
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	753,502
Transfers	0
Intangible assets and goodwill at end of period	753,502
Cost [member] | Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196
Transfers	0
Intangible assets and goodwill at end of period	82,196
Cost [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	257,275
Acquisitions	100,204
Disposals/ Written-off	(22)
Transfers	0
Intangible assets and goodwill at end of period	357,457
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(131,973)
Amortization for the year	(44,631)
Disposals/ Written-off	5
Transfers	0
Intangible assets and goodwill at end of period	(176,599)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(131,973)
Amortization for the year	(44,631)
Disposals/ Written-off	5
Transfers	0
Intangible assets and goodwill at end of period	R$ (176,599)